Guarantees and commitments	6 Months Ended
Jun. 30, 2020
Guarantees and commitments
28 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate the Group to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Group’s current best estimate of payments that will be required under existing guarantee arrangements.
Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, derivatives and other guarantees.
> Refer to “Guarantees” in VI – Consolidated financial statements – Credit Suisse Group – Note 33 – Guarantees and commitments in the Credit Suisse Annual Report 2019 for a detailed description of guarantees.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q20 (CHF million)
Credit guarantees and similar instruments	1,974	1,206	3,180	3,116		51	1,573
Performance guarantees and similar instruments	4,625	2,324	6,949	5,962		72	2,551
Securities lending indemnifications	1,449	0	1,449	1,449		0	1,449
Derivatives [2]	8,848	4,981	13,829	13,829		561	–	[3]
Other guarantees	4,918	1,394	6,312	6,276		94	3,720
Total guarantees	21,814	9,905	31,719	30,632		778	9,293
4Q19 (CHF million)
Credit guarantees and similar instruments	2,206	908	3,114	3,061		10	1,655
Performance guarantees and similar instruments	4,942	3,915	8,857	7,833		31	2,793
Derivatives [2]	13,194	4,050	17,244	17,244		295	–	[3]
Other guarantees	4,257	2,246	6,503	6,457		64	4,003
Total guarantees	24,599	11,119	35,718	34,595		400	8,451
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF  6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2019 to June 30, 2020 was CHF  0.5 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2020 to June 30, 2021, the Group’s share in the deposit insurance guarantee program based on FINMA’s estimate will be CHF  0.5 billion.
Representations and warranties on residential mortgage loans sold
In connection with the Global Markets division’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to institutional investors, primarily banks, and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; LTV ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims made within the statute of limitations (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in this Guarantees and commitments disclosure but are addressed in litigation and related loss contingencies and provisions. The Group is involved in litigation relating to representations and warranties on residential mortgages sold.
> Refer to “Note 32 – Litigation” for further information.
Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.
> Refer to “Disposal-related contingencies and other indemnifications” in VI – Consolidated financial statements – Credit Suisse Group – Note 33 – Guarantees and commitments in the Credit Suisse Annual Report 2019 for a description of these guarantees.
Other commitments
Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, irrevocable loan commitments, forward reverse repurchase agreements and other commitments.
> Refer to “Other commitments” in VI – Consolidated financial statements – Credit Suisse Group – Note 33 – Guarantees and commitments in the Credit Suisse Annual Report 2019 for a description of these commitments.
Other commitments
	2Q20						4Q19
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	3,285	53	3,338	3,248		2,073	4,434	163	4,597	4,518		3,077
Irrevocable loan commitments [2]	19,662	89,255	108,917	104,992		48,456	27,145	97,982	125,127	120,436		60,118
Forward reverse repurchase agreements	127	0	127	127		127	41	0	41	41		41
Other commitments	299	182	481	481		49	630	300	930	930		127
Total other commitments	23,373	89,490	112,863	108,848		50,705	32,250	98,445	130,695	125,925		63,363
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 125,564 million and CHF 128,294 million of unused credit limits as of the end of 2Q20 and 4Q19 respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees and commitments
27 Guarantees and commitments
> Refer to “Note 28 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 and to “Note 32 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2019 for further information.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M20 (CHF million)
Credit guarantees and similar instruments	1,974	1,210	3,184	3,120		51	1,573
Performance guarantees and similar instruments	4,625	2,324	6,949	5,962		72	2,551
Securities lending indemnifications	1,449	0	1,449	1,449		0	1,449
Derivatives [2]	8,848	4,981	13,829	13,829		561	–	[3]
Other guarantees	4,918	1,394	6,312	6,276		94	3,720
Total guarantees	21,814	9,909	31,723	30,636		778	9,293
2019 (CHF million)
Credit guarantees and similar instruments	2,206	912	3,118	3,065		10	1,655
Performance guarantees and similar instruments	4,942	3,915	8,857	7,833		31	2,793
Derivatives [2]	13,194	4,050	17,244	17,244		295	–	[3]
Other guarantees	4,257	2,246	6,503	6,457		64	4,003
Total guarantees	24,599	11,123	35,722	34,599		400	8,451
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF  6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the Swiss Financial Market Supervisory Authority FINMA (FINMA) or by the compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2019 to June 30, 2020 was CHF  0.5 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2020 to June 30, 2021, the Bank’s share in this deposit insurance guarantee program based on FINMA’s estimate will be CHF  0.5 billion.
Representations and warranties on residential mortgage loans sold
In connection with the Global Markets division’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
> Refer to “Note 28 – Guarantees and commitments” in III – Consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 and to “Note 32 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2019 for further information.
Other commitments
	6M20							2019
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	3,285	53	3,338		3,248		2,073	4,434	163	4,597		4,518		3,077
Irrevocable loan commitments	19,662	89,255	108,917	[2]	104,992		48,456	27,145	97,982	125,127	[2]	120,436		60,118
Forward reverse repurchase agreements	127	0	127		127		127	41	0	41		41		41
Other commitments	299	182	481		481		49	630	300	930		930		127
Total other commitments	23,373	89,490	112,863		108,848		50,705	32,250	98,445	130,695		125,925		63,363
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 125,565 million and CHF 128,295 million of unused credit limits as of the end of 6M20 and 2019, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.